Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 2,756,192		¥ 2,818,086		$ 435,955
Profit allocated to material NCI	¥ 135,221	$ 21,388	¥ 230,423	¥ 255,786
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,574,669		¥ 2,624,933	¥ 2,603,227	$ 407,243
Profit allocated to material NCI	153,500	$ 24,280	229,231	254,284
Dividends paid to material NCI	¥ 203,753	$ 32,228	¥ 207,514	¥ 207,514